November 1, 2023

BNY MELLON ABSOLUTE INSIGHT FUNDS, INC.

- BNY Mellon Core Plus Fund

Supplement to Current Summary Prospectus and Prospectus

Effective on January 2, 2024 (the "Effective Date"), the following information supersedes and replaces any contrary information in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary - Fees and Expenses" in the fund's prospectus:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none*	1.00	none	none

*Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

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Effective on the Effective Date, the following information supersedes and replaces any contrary information in the sections "Shareholder Guide – Choosing a Share Class – Class A Shares," " – Class C Shares" and " – Class I Shares" in the fund's statutory prospectus:

Class A Shares

When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows.

If you invest $250,000 or more (and are not eligible to purchase Class I or Y shares), Class A shares will always be the most advantageous choice.

	Total Sales Load--Class A Shares
Amount of Transaction	As a % of Offering Price per Share	As a % of Net Asset Value per Share
Less than $50,000	4.50	4.71
$50,000 to less than $100,000	4.00	4.17
$100,000 to less than $250,000	3.00	3.09
$250,000 or more*	-0-	-0-

* No front-end sales load applies on investments of $250,000 or more, but a CDSC of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase. See "Additional Information About CDSCs" below.

If you purchase Class A shares directly from the fund or through a financial intermediary, other than those financial intermediaries as described in the Appendix to the prospectus, you can reduce your initial sales charge in the following ways:

● Rights of accumulation. You can count toward the amount of your investment your total account value in all shares of the fund and other funds in the BNY Mellon Family of Funds that are subject to a sales charge. For example, if you have $250,000 invested in shares that are subject to a sales charge of other funds in the BNY Mellon Family of Funds, you can invest in Class A shares of the fund without an initial sales charge. For purposes of determining "your total account value", shares held will be valued at their current market value. We may terminate or change this privilege at any time on written notice.

Class C Shares

Because Class A shares will always be a more favorable investment than Class C shares for investments of $250,000 or more, the fund will generally not accept a purchase order for Class C shares in the amount of $250,000 or more. While the fund will take reasonable steps to prevent investments of $250,000 or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class I Shares

Since you pay no initial sales charge, an investment of less than $250,000 in Class I shares buys more shares than the same investment would in a class of shares subject to an initial sales charge.

6347STK1123-1

November 1, 2023

BNY Mellon Absolute Insight Funds, Inc.

- BNY Mellon Core Plus Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Gautam Khanna, CFA, James DiChiaro and Scott Zaleski, CFA are the fund's primary portfolio managers. Mr. Khanna has served as a primary portfolio manager of the fund since the fund commenced operations on February 2, 2018. Mr. DiChiaro has served as a primary portfolio manager of the fund since August 1, 2019. Mr. Zaleski has served as a primary portfolio manager of the fund since November 1, 2023. Mr. Khanna also was the predecessor fund's primary portfolio manager since its inception in December 2010. Messrs. Khanna, DiChiaro and Zaleski are senior portfolio managers at the sub-adviser.

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The following information supersedes and replaces the information in the fourth paragraph in the section "Fund Details – Management" in the prospectus:

Gautam Khanna, CFA, James DiChiaro and Scott Zaleski, CFA are the fund's primary portfolio managers and are jointly and primarily responsible for managing the fund's portfolio. Mr. Khanna has served as a primary portfolio manager of the fund since the fund commenced operations on February 2, 2018. Mr. DiChiaro has served as a primary portfolio manager of the fund since August 1, 2019. Mr. Zaleski has served as a primary portfolio manager of the fund since November 1, 2023. Mr. Khanna also was the predecessor fund's primary portfolio manager since its inception in December 2010. Mr. Khanna is Head of U.S. Multi-Sector Fixed Income and a senior portfolio manager of INA. Messrs. DiChiaro and Zaleski are senior portfolio managers at INA. Messrs. Khanna, DiChiaro and Zaleski have been employed by INA or a predecessor firm of INA since 2003, 1999 and 2014, respectively.

6347STK1123-2

November 1, 2023

BNY MELLON ABSOLUTE INSIGHT FUNDS, INC.

- BNY Mellon Core Plus Fund

Supplement to Current Statement of Additional Information

Effective on January 2, 2024, the following information supplements the information contained in "How to Buy Shares – Class A" in Part II of the fund's Statement of Additional Information:

Class A

The public offering price for Class A shares of BNY Mellon Core Plus Fund is the net asset value per share of that class, plus a sales load as shown below:

BNY Mellon Core Plus Fund Total Sales Load*—Class A Shares

Amount of Transaction	As a % of offering price per share	As a % of net asset value per share	Dealers’ reallowance as a % of offering price
Less than $50,000	4.50	4.71	4.25
$50,000 to less than $100,000	4.00	4.17	3.75
$100,000 to less than $250,000	3.00	3.09	2.75
$250,000 or more	-0-	-0-	Up to 1.00

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* Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

Class A shares of BNY Mellon Core Plus Fund purchased without an initial sales load as part of an investment of $250,000 or more may be assessed at the time of redemption a 1.00% CDSC if redeemed within one year of the date of purchase. The Distributor may pay Service Agents an up-front commission of up to 1.00% of the net asset value of Class A shares of BNY Mellon Core Plus Fund purchased by their clients as part of a $250,000 or more investment in Class A shares that are subject to a CDSC. If the Service Agent waives receipt of such commission, the CDSC applicable to such Class A shares will not be assessed at the time of redemption.

GRP3SAISTK1123-1

November 1, 2023

BNY MELLON ABSOLUTE INSIGHT FUNDS, INC.

-BNY Mellon Core Plus Fund

Supplement to Statement of Additional Information

The following information supplements the information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Scott Zaleski[1]	3	2.50B	1	$195M	26	$2.3B

[1]	Because Mr. Zaleski became a primary portfolio manager of BNYMCPF as of November 1, 2023, his information is as of September 30, 2023.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts Subject to Performance Fees
Scott Zaleski	None	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Scott Zaleski[1]	BNYMCPF	None

1	Because Mr. Zaleski became a primary portfolio manager of BNYMCPF as of November 1, 2023, his information is as of September 30, 2023.

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